Consolidated Statements of Changes In Equity (Deficit) - USD ($)		Ordinary Shares		Additional Paid in Capital [1]	Retained Earnings (Accumulated Deficits)	Non-controlling interest	Total
Balance at Oct. 31, 2020		$ 5,000	[1]	$ 45,090	$ (4,883,458)	$ (1,822,925)	$ (6,656,293)
Balance (in Shares) at Oct. 31, 2020	[1]	50,000,000
Capital contribution made by shareholders			[1]	100,041			100,041
Net income (loss)			[1]		5,310,508	4,946,114	10,256,622
Acquisition of noncontrolling interest			[1]		6,734	(334,582)	(327,848)
Balance at Oct. 31, 2021		$ 5,000	[1]	145,131	433,784	2,788,607	3,372,522
Balance (in Shares) at Oct. 31, 2021	[1]	50,000,000
Capital contribution made by shareholders			[1]	7,419			7,419
Dividends to shareholders			[1]		(8,289,902)	(8,662,600)	(16,952,502)
Net income (loss)			[1]		12,232,816	11,364,098	23,596,914
Balance at Oct. 31, 2022		$ 5,000	[1]	152,550	4,376,698	5,490,105	$ 10,024,353
Balance (in Shares) at Oct. 31, 2022		50,000,000	[1]				50,000,000
Effect of reverse merger		$ 272	[1]	(1,109,727)			$ (1,109,455)
Effect of reverse merger (in Shares)	[1]	2,719,579
Conversion of promissory note settlement upon the reverse merger		$ 6	[1]	499,994			500,000
Conversion of promissory note settlement upon the reverse merger (in Shares)	[1]	55,000
Subsidiaries’ dividends declared			[1]			(902,000)	(902,000)
Net income (loss)			[1]		(9,332,024)	(6,445,680)	(15,777,704)
Balance at Oct. 31, 2023		$ 5,278	[1]	$ (457,183)	$ (4,955,326)	$ (1,857,575)	$ (7,264,806)
Balance (in Shares) at Oct. 31, 2023		52,774,579	[1]				52,774,579	[2]

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.
[2]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.